Subordinated Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Subordinated liabilities [abstract]
Subordinated liabilities

	Barclays Bank Group
	2021	2020
	£m	£m
At amortised cost
As at 1 January	32,005	33,425
Issuances	9,099	3,856
Redemptions	(7,241)	(5,954)
Other	(1,678)	678
As at 31 December	32,185	32,005

Designated at fair value (Note 15)	483	—
Total subordinated liabilities	32,668	32,005
Subordinated liabilities include accrued interest and comprise undated and dated subordinated liabilities as follows:

	Barclays Bank Group
	2021	2020
	£m	£m
Undated subordinated liabilities	795	905
Dated subordinated liabilities	31,873	31,100
Total subordinated liabilities	32,668	32,005

Undated subordinated liabilities [a]		Barclays Bank Group
		2021	2020
	Initial call date	£m	£m
Barclays Bank PLC externally issued subordinated liabilities
Tier One Notes (TONs)
6% Callable Perpetual Core Tier One Notes	2032	15	17
6.86% Callable Perpetual Core Tier One Notes (USD 179m)	2032	194	205
Reserve Capital Instruments (RCIs)
5.3304% Step-up Callable Perpetual Reserve Capital Instruments	2036	51	56
Undated Notes
6.125% Undated Subordinated Notes	2027	39	43
Junior Undated Floating Rate Notes (USD 38m)	Any interest payment date	28	28
Undated Floating Rate Primary Capital Notes Series 1 (USD 167m)	Any interest payment date	90	89
Undated Floating Rate Primary Capital Notes Series 2 (USD 295m)	Any interest payment date	189	186
Undated Floating Rate Primary Capital Notes Series 3	Any interest payment date	21	21
Bonds
9.25% Perpetual Subordinated Bonds (ex-Woolwich Plc)	2021	—	78
9% Permanent Interest Bearing Capital Bonds (GBP 40m)	At any time	42	44
Loans
5.03% Reverse Dual Currency Undated Subordinated Loan (JPY 8,000m)	2028	51	57
5% Reverse Dual Currency Undated Subordinated Loan (JPY 12,000m)	2028	75	83
Total undated subordinated liabilities		795	905
Note
aInstrument values are disclosed to the nearest million.

Dated subordinated liabilities[a]			Barclays Bank Group

			2021	2020
	Initial call date	Maturity date	£m	£m
Barclays Bank PLC externally issued subordinated liabilities
10% Fixed Rate Subordinated Notes		2021	—	2,108
6% Fixed Rate Subordinated Notes (EUR 1,500m)		2021	—	1,427
10.179% Fixed Rate Subordinated Notes (USD 1,521m)		2021	—	1,101
9.5% Subordinated Bonds (ex-Woolwich Plc)		2021	—	221
Subordinated Floating Rate Notes (EUR 100m)		2021	—	90
7.625% Contingent Capital Notes (USD 3,000m)		2022	1,159	1,189
6.625% Fixed Rate Subordinated Notes (EUR 1,000m)		2022	889	982
Subordinated Floating Rate Notes (EUR 50m)		2022	42	45
Subordinated Floating Rate Notes (EUR 50m)		2023	42	45
5.75% Fixed Rate Subordinated Notes		2026	322	351
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m)		2027	97	108
6.33% Subordinated Notes (GBP 50m)		2032	59	64
Subordinated Floating Rate Notes (EUR 68m)		2040	57	61
External issuances by other subsidiaries		2026	311	146
Barclays Bank PLC notes issued intra-group to Barclays PLC
2% Fixed Rate Subordinated Callable Notes (EUR 1,500)	2023	2028	1,288	1,388
3.75% Fixed Rate Resetting Subordinated Callable Notes (SGD 200m)	2025	2030	113	119
5.20% Fixed Rate Subordinated Notes (USD 1,367m)		2026	1,037	1,069
1.125% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,000m)	2026	2031	831	—
4.836% Fixed Rate Subordinated Callable Notes (USD 1,200m)	2027	2028	937	973
5.088% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,300m)	2029	2030	1,005	1,049
3.811% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m)	2041	2042	778	—
5.25% Fixed Rate Subordinated Notes (USD 827m)		2045	618	660
4.95% Fixed Rate Subordinated Notes (USD 1,250m)		2047	896	960
Floating Rate Subordinated Notes (USD 456m)		2047	341	337
Barclays Bank PLC intra-group loans from Barclays PLC
Various Fixed Rate Subordinated Loans			7,184	9,563
Various Subordinated Floating Rate Loans			646	489
Various Fixed Rate Subordinated Callable Loans			11,016	5,838
Various Subordinated Floating Rate Callable Loans			1,725	500
Zero Coupon Callable Loans		2051	483	221
Total dated subordinated liabilities			31,873	31,100
Notes
aInstrument values are disclosed to the nearest million